Impairment charges / (reversals)	12 Months Ended
Dec. 31, 2017
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Impairment charges / (reversals)

15 Impairment charges / (reversals)

Impairment charges / (reversals) comprise:	2017	2016	2015
Impairment charges on financial assets, excluding receivables	74	117	95
Impairment reversals on financial assets, excluding receivables	(32)	(58)	(119)
Impairment charges and reversals on non-financial assets and receivables	-	36	1,275
Total	42	95	1,251

In 2015, impairment charges and reversals on non-financial assets and receivables include a charge of EUR 1,274 million mainly related to deferred acquisition costs in the UK. Recoverability of capitalized deferred policy acquisition costs was affected by the restructuring of the organization.

Impairment charges on financial assets, excluding receivables, from:	2017	2016	2015
Shares	2	1	4
Debt securities and money market instruments	17	53	32
Loans	50	23	37
Investments in associates	4	7	-
Investments in joint ventures	-	-	21
Other	-	33	-
Total	74	117	95

Impairment reversals on financial assets, excluding receivables, from:	2017	2016	2015
Debt securities and money market instruments	(17)	(42)	(109)
Loans	(13)	(14)	(9)
Other	(2)	(2)	-
Total	(32)	(58)	(119)

For more details on impairments on financial assets, excluding receivables, refer to note 4 Financial risks.